share-based compensation - Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
share-based compensation
Employee benefits expense	$ 244	$ 173
Associated operating cash outflows	(105)	(146)
Statement of cash flows adjustment	139	27
TELUS technology solutions
share-based compensation
Employee benefits expense	150	135
Associated operating cash outflows	(44)	(123)
Statement of cash flows adjustment	106	12
Digitally-led customer experiences
share-based compensation
Employee benefits expense	94	38
Associated operating cash outflows	(61)	(23)
Statement of cash flows adjustment	33	15
Restricted share units
share-based compensation
Employee benefits expense	185	131
Associated operating cash outflows	(35)	(109)
Statement of cash flows adjustment	150	22
Restricted share units | Restructuring | Digitally-led customer experiences
share-based compensation
Employee benefits expense	178
Employee share purchase plan
share-based compensation
Employee benefits expense	41	33
Associated operating cash outflows	(41)	(33)
Share option awards
share-based compensation
Employee benefits expense	18	9
Associated operating cash outflows	(29)	(4)
Statement of cash flows adjustment	(11)	$ 5
Share option awards | Restructuring | Digitally-led customer experiences
share-based compensation
Employee benefits expense	$ 17